CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communications - 14.0%
Alphabet, Inc. - Class A	93,040	$ 33,249,705
AppLovin Corporation - Class A (a)	36,250	18,677,087
Booking Holdings, Inc.	94,050	16,763,472
Meta Platforms, Inc. - Class A	30,840	17,371,864
Netflix, Inc. (a)	161,900	11,559,660
Walt Disney Company (The)	117,400	11,299,750
		108,921,538
Consumer Discretionary - 6.4%
Hasbro, Inc.	205,300	16,955,727
Tapestry, Inc.	119,570	17,502,657
TJX Companies, Inc. (The)	99,710	15,106,065
		49,564,449
Consumer Staples - 4.2%
Costco Wholesale Corporation	22,550	21,094,848
Dollar General Corporation	101,800	11,718,198
		32,813,046
Energy - 2.3%
Exxon Mobil Corporation	68,220	9,327,038
Marathon Petroleum Corporation	33,300	8,513,811
		17,840,849
Financials - 12.0%
American Express Company	59,800	20,227,350
Arch Capital Group Ltd. (a)	155,910	15,132,625
Cboe Global Markets, Inc.	53,790	13,053,219
Charles Schwab Corporation (The)	141,350	13,042,364
Huntington Bancshares Inc	793,400	14,066,982
JPMorgan Chase & Company	54,230	17,751,106
		93,273,646
Health Care - 10.0%
Dexcom, Inc. (a)	247,300	16,655,655
Johnson & Johnson	55,150	14,006,446
McKesson Corporation	22,840	17,257,904
Medpace Holdings, Inc. (a)	36,452	19,304,615
Waters Corporation (a)	28,700	10,763,648
		77,988,268
Industrials - 10.1%
Comfort Systems USA, Inc.	16,330	32,365,243
Hubbell, Inc.	32,100	16,794,720
Parker-Hannifin Corporation	29,610	28,962,133
		78,122,096
Technology - 38.8%
Advanced Micro Devices, Inc. (a)	52,470	30,480,348
Analog Devices, Inc.	61,970	24,612,625
Apple, Inc.	96,078	27,801,130
Arista Networks, Inc. (a)	144,160	24,489,901
Broadcom, Inc.	85,160	32,169,190
Cadence Design Systems, Inc. (a)	46,490	17,448,627
Jabil, Inc.	58,500	22,550,580
KLA Corporation	153,700	46,372,827
Lam Research Corporation	58,300	25,263,139
Microsoft Corporation	64,320	23,992,646
Okta, Inc. (a)	137,060	18,701,837

CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Technology - 38.8% (Continued)
Veeva Systems, Inc. - Class A (a)	38,040	$ 6,750,959
		300,633,809

Total Common Stocks (Cost $422,744,212)		$ 759,157,701

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 3.54% (b) (Cost $18,117,181)	18,117,181	18,117,181

Total Investments at Value - 100.1% (Cost $440,861,393)		$ 777,274,882

Liabilities in Excess of Other Assets - (0.1%)		(406,658)

Net Assets - 100.0%		$ 776,868,224

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.